Other Non-current Assets - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	¥ 323
Current period provision, net	7,132	¥ 323	¥ 0
Ending balance	20,031	323
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjustment
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	12,576
Ending balance		12,576
ASU No. 2016-13 | Cumulative effect of adoption of new accounting standard, adjusted balance
Other Assets, Noncurrent, Disclosure [Line Items]
Beginning balance	¥ 12,899
Ending balance		¥ 12,899